Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheet (Parentheticals) (Details) ¥ / shares in Units, ¥ in Thousands		Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	May 12, 2025 ¥ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | ¥ / shares				¥ 0.00001
Series A Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares	[1]		$ 0.00001
Redeemable Convertible Preferred Shares, Shares authorized	[1]	387,781,378			387,781,378
Temporary Equity, Redemption value | ¥	[1]				¥ 56,098
Series A Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares						$ 0.00001
Redeemable Convertible Preferred Shares, Shares authorized		387,781,378			387,781,378
Temporary Equity, Redemption value | ¥					¥ 56,098
Series B Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares	[1]		0.00001
Redeemable Convertible Preferred Shares, Shares authorized	[1]	703,901,412			703,901,412
Temporary Equity, Redemption value | ¥	[1]				¥ 787,739
Series B Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares						0.00001
Redeemable Convertible Preferred Shares, Shares authorized		703,901,412			703,901,412
Temporary Equity, Redemption value | ¥					¥ 787,739
Series C Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares	[1]		0.00001
Redeemable Convertible Preferred Shares, Shares authorized	[1]	517,022,352			517,022,352
Temporary Equity, Redemption value | ¥	[1]				¥ 181,992
Series C Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares						0.00001
Redeemable Convertible Preferred Shares, Shares authorized		517,022,352			517,022,352
Temporary Equity, Redemption value | ¥					¥ 181,992
Series C-1 Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares	[1]		0.00001
Redeemable Convertible Preferred Shares, Shares authorized	[1]	357,323,044			357,323,044
Temporary Equity, Redemption value | ¥	[1]				¥ 153,660
Series C-1 Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares						0.00001
Redeemable Convertible Preferred Shares, Shares authorized		357,323,044			357,323,044
Temporary Equity, Redemption value | ¥					¥ 153,660
Series C-2 Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares	[1]		0.00001
Redeemable Convertible Preferred Shares, Shares authorized	[1]	220,757,061			220,757,061
Temporary Equity, Redemption value | ¥	[1]				¥ 189,973
Series C-2 Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares						0.00001
Redeemable Convertible Preferred Shares, Shares authorized		220,757,061			220,757,061
Temporary Equity, Redemption value | ¥					¥ 189,973
Series D Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares	[1]		0.00001
Redeemable Convertible Preferred Shares, Shares authorized	[1]	95,320,147			95,320,147
Temporary Equity, Redemption value | ¥	[1]				¥ 136,115
Series D Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Convertible Preferred Shares, Par value | $ / shares						0.00001
Redeemable Convertible Preferred Shares, Shares authorized		95,320,147			95,320,147
Temporary Equity, Redemption value | ¥					¥ 136,115
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	[1]		0.00001			0.00001
Class A Ordinary Shares [Member] | Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares			0.00001			0.00001
Common Stock Share Authorized		16,000,000,000			16,000,000,000
Common Stock Share Issued		2,516,653,606			460,147,059
Common Stock Share Outstanding		2,516,653,606			460,147,059
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	[1]		0.00001			0.00001
Class B Ordinary Shares [Member] | Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001			$ 0.00001
Common Stock Share Authorized		800,000,000			800,000,000
Common Stock Share Issued		2,516,653,606
Common Stock Share Outstanding		2,516,653,606

[1]	On May 12, 2025, the Company amended its memorandum and articles of association to increase the authorized share capital to 20,000,000,000 shares, comprising 16,000,000,000 Class A ordinary shares and 800,000,000 Class B ordinary shares, with the remaining 3,200,000,000 shares to be designated by the Board of Directors, with a par value of US$0.00001 each. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq, all preferred shares were converted into Class A ordinary shares.